Share-based compensation (Details) € / shares in Units, € in Millions			12 Months Ended
	Sep. 15, 2021 EUR (€) shares € / shares	Apr. 15, 2021 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Incentive compensation and award plan [Abstract]
Share-based compensation expense			€ 17.3	€ 25.0	€ 26.8
Performance Shares [Member]
Incentive compensation and award plan [Abstract]
Awards authorized			€ 21.0
Number of shares granted (in shares) | shares	149,316	1,608,718
Number of shares granted, value	€ 1.9	€ 19.0
Share price (in euros per share) | € / shares	€ 12.54	€ 11.81
Vesting period			3 years
Vesting percentage			25.00%